Segment information	6 Months Ended
Jun. 30, 2023
Segment information
4 Segment information
The Bank is a global financial services company domiciled in Switzerland and, effective January 1, 2023, was organized into five divisions – Wealth Management, Swiss Bank, Asset Management, Investment Bank and the Capital Release Unit. The segment information reflects the Bank’s reportable segments and the Corporate Center, which are managed and reported on a pre-tax basis, as follows:
■ The Wealth Management business division offers wealth management and investment solutions, as well as tailored financing and advisory services, to ultra high and high net worth individuals and external asset managers.
■ The Swiss Bank business division offers advice and financial solutions to private, corporate and institutional clients primarily domiciled in Switzerland.
■ The Asset Management business division offers investment solutions and services to pension funds, governments, foundations and endowments, corporations, and individuals, with an emphasis on the Swiss market.
■ The Investment Bank business division offers financial products and services focused on client-driven businesses and also supports the Wealth Management business division and its clients.
■ The Capital Release Unit was established as a separate business division to accelerate the reduction of assets, release capital, reduce risk and target cost reductions in businesses that are not strategy-aligned and to manage the residual positions of the securitized product group business.
> Refer to “Note 3 – Business developments, significant shareholders and subsequent events” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information on the Group’s divisional organization effective January 1, 2023.
The Corporate Center includes operations such as bank financing, expenses for projects sponsored by the bank and certain expenses and revenues that have not been allocated to the business divisions.
> Refer to “Note 4 – Segment information” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information on revenue sharing and cost allocation and funding.
Net revenues and income/(loss) before taxes
in	6M23		6M22
Net revenues (CHF million)
Wealth Management	1,655		2,641
Swiss Bank	1,845		2,223
Asset Management	155		630
Investment Bank	933		2,450
Capital Release Unit	(1,275)		437
Corporate Center	14,566		(324)
Adjustments [1]	(777)	[2]	73
Net revenues	17,102		8,130
Income/(loss) before taxes (CHF million)
Wealth Management	(2,723)		147
Swiss Bank	156		888
Asset Management	(1,401)		98
Investment Bank	(2,400)		(596)
Capital Release Unit	(3,181)		(1,022)
Corporate Center	13,339		(1,116)
Adjustments [1]	(851)		(153)
Income/(loss) before taxes	2,939		(1,754)
1 Adjustments represent certain consolidating entries, including those relating to entitites that are managed but are not owned or wholly owned by the Bank.
2 Includes a gain of CHF 894 million from the write-down of additional tier 1 capital notes relating to Credit Suisse Group AG.
Total assets
end of	6M23	2022
Total assets (CHF million)
Wealth Management	95,610	128,192
Swiss Bank	189,213	197,627
Asset Management	1,538	3,382
Investment Bank	86,514	74,932
Capital Release Unit	67,046	102,648
Corporate Center	47,734	24,577
Adjustments [1]	(3,920)	(1,319)
Total assets	483,735	530,039
1 Adjustments represent certain consolidating entries, including those relating to entitites that are managed but are not owned or wholly owned by the Bank.